BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
(949) 219-3943 Telephone
(949) 219-3706 Facsimilie
Brandon.Cage@pacificlife.com

July 21, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                             Post-Effective Amendment No. 16 to the Registration Statement for the M’s Versatile Product-Survivorship II and MVP VUL Survivorship 3 (File No. 333-153027) funded by Pacific Select Exec Separate Account of Pacific Life Insurance Company (File No. 811-05563)

On behalf of Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for filing pursuant to Rule 485 under the Securities Act of 1933 (“1933 Act”) is an electronic filing of Post-Effective Amendment No. 16, with exhibits, on Form N-6.  This Post-Effective Amendment relates to a variable life insurance policy designated as M’s Versatile Product-Survivorship II and MVP VUL Survivorship 3 Last Survivor Flexible Premium Variable Life Insurance Policy which is funded by the Separate Account.

This Post-Effective Amendment is filed in reliance on Rule 485(a)(1) under the 1933 Act, and nothing in this filing would make it ineligible to be filed pursuant to paragraph (a) of Rule 485. This Post-Effective Amendment shall become effective 60 days from filing, or at the earliest possible date after effectiveness.

No fees are required in connection with this filing.

The primary purpose of this Post-Effective Amendment is to offer an updated version of the Enhanced Policy Split Option Rider.

If you have any questions or comments with respect to this filing, please contact me at the number listed above.

Sincerely,

/s/ BRANDON J. CAGE

Brandon J. Cage